Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

14.    Benefit Plans

Stock-Based Compensation

The Company’s equity-based award plans provide for grants to Company employees and directors of incentive and non-qualified options to purchase common shares, rights to receive the appreciation in value of common shares, awards of common shares subject to restrictions on transfer, awards of common shares issuable in the future upon satisfaction of certain conditions and rights to purchase common shares and other awards based on common shares. Under the terms of the plans, awards available for grant approximated 1.9 million common shares at December 31, 2011.

During 2011, 2010 and 2009, approximately $6.8 million, $5.7 million and $17.4 million, respectively, was charged to expense associated with awards under the Company’s equity-based award plans. This charge is included in general and administrative expenses in the Company’s consolidated statements of operations.

Stock Options

Stock options may be granted at per-share prices not less than fair market value at the date of grant and must be exercised within the maximum contractual term of 10 years thereof. Options granted under the plans generally vest over three years in one-third increments, beginning one year after the date of grant.

In previous years, the Company granted options to its directors. Options are no longer granted to the Company’s directors. Such options were granted at the fair market value of the Company’s common shares on the date of grant. All of the options granted to the directors are currently exercisable.

The fair values for option awards granted in 2011, 2010 and 2009 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2010	2009
Weighted-average fair value of grants	$5.63	$5.30	$2.21
Risk-free interest rate (range)	1.4% - 3.0%	1.4% - 2.6%	1.1% - 2.7%
Dividend yield (range)	3.4% - 4.9%	4.2% - 5.6%	8.6% - 24.9%
Expected life (range)	7 years	4 - 5 years	3 - 6 years
Expected volatility (range)	52.1% - 69.0%	87.0% - 97.8%	58.0% - 93.8%

The risk-free rate was based upon a U.S. Treasury Strip with a maturity date that approximates the expected term of the award. The expected life of the award was derived by referring to actual exercise experience. The expected volatility of the stock was derived by using a 50/50 blend of implied and historical changes in the Company’s historical stock prices over a time frame consistent with the expected life of the award.

The following table reflects the stock option activity described above (aggregate intrinsic value in thousands):

			Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	Number of Options
	Employees	Directors
	(thousands)
Balance December 31, 2008	2,185	32	$41.97
Granted	1,415	—	6.00
Exercised	(149)	—	5.83
Forfeited	(121)	(10)	25.10

Balance December 31, 2009	3,330	22	$29.02
Granted	373	—	10.37
Exercised	(212)	—	6.02
Forfeited	(268)	(2)	30.21

Balance December 31, 2010	3,223	20	$28.28
Granted	276	—	13.72
Exercised	(192)	—	6.39
Forfeited	(624)	(10)	41.02

Balance December 31, 2011	2,683	10	$25.35	5.8	$5,552

Options exercisable at December 31,
2011	2,230	10	$28.00	5.2	$5,177
2010	2,900	20	$30.27	5.8	$8,035
2009	3,329	22	$29.02	6.8	$3,947

The following table summarizes the characteristics of the options outstanding at December 31, 2011 (in thousands):

Options Outstanding
Range of Exercise Prices	Outstanding as of 12/31/11	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price
				Options Exercisable
				Exercisable as of 12/31/11	Weighted- Average Exercise Price
$ 0.00-$6.50	813	6.8	$6.01	813	$6.01
$ 6.51-$12.50	298	8.2	10.33	95	10.34
$12.51-$29.50	385	6.2	16.95	135	22.71
$29.51-$49.50	827	4.2	38.22	827	38.22
$49.51-$69.50	370	4.8	59.88	370	59.88

	2,693	5.8	$25.35	2,240	$28.00

The following table reflects the activity for unvested stock option awards for the years ended (in thousands):

	Options	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	323	$5.22
Granted	276	5.42
Vested	(104)	5.23
Forfeited	(42)	5.23

Unvested at December 31, 2011	453	$5.34

As of December 31, 2011, total unrecognized stock option compensation cost granted under the plans was $1.7 million and is expected to be recognized over a weighted-average 1.8-year term.

Exercises of Employee Stock Options

The total intrinsic value of options exercised for the year ended December 31, 2011, was approximately $1.4 million. The total cash received from employees as a result of employee stock option exercises for the year ended December 31, 2011, was approximately $2.0 million. The Company settles employee stock option exercises primarily with newly issued common shares or with treasury shares, if available.

Restricted Stock Awards

In 2011, 2010 and 2009, the Board of Directors approved grants of 238,365; 573,100 and 2,109,798 restricted common shares, respectively, to executives of the Company. The restricted stock grants generally vest in equal annual amounts over a four-year period. Restricted shares awards have the same cash dividend and voting rights as other common stock and are considered to be currently issued and outstanding. These grants have a weighted-average fair value at the date of grant ranging from $5.08 to $14.42, which was equal to the market value of the Company’s common shares at the date of grant. In 2011, 2010 and 2009, grants of 53,298; 72,901 and 111,181 common shares, respectively, were issued as compensation to the Company’s outside directors. These grants were issued equal to the market value of the Company’s common shares at the date of grant and immediately vested upon grant.

The following table reflects the activity for unvested restricted stock awards for the year ended December 31, 2011 (awards in thousands):

	Awards	Weighted- average Grant Date Fair Value
Unvested at December 31, 2010	1,146	$6.97
Granted	238	13.73
Vested	(508)	6.91
Forfeited	(148)	6.41

Unvested at December 31, 2011	728	$9.31

As of December 31, 2011, total unrecognized compensation of restricted stock award arrangements granted under the plans was $6.8 million and is expected to be recognized over a weighted-average, 2.7-year term.

Value Sharing Equity Program

In July 2009, the Company’s Board of Directors approved and adopted the Value Sharing Equity Program (the “VSEP”) and the grant of awards to certain of the Company’s executives. The VSEP is designed to allow the Company to reward participants with a portion of “Value Created” (as described below).

On six specified measurement dates (July 31, 2010, January 31, 2011, July 31, 2011, January 31, 2012, July 31, 2012 and December 31, 2012), the Company will measure the Value Created during the period between the start of the VSEP and the applicable measurement date. Value Created is measured as the increase in the Company’s market capitalization (i.e., the product of the Company’s share price and the number of shares outstanding as of the measurement date), as adjusted for any equity issuances or equity repurchases between the start of the VSEP and the applicable measurement date.

Each participant was assigned a “percentage share” of the Value Created. After the first measurement date, each participant will receive a number of the Company’s common shares with an aggregate value equal to two-sevenths of the participant’s percentage share of the Value Created. After each of the next four measurement dates, each participant will receive a number of Company shares with an aggregate value equal to three-sevenths, then four-sevenths, then five-sevenths and then six-sevenths of the participant’s percentage share of the Value Created. After the final measurement date, each participant will receive a number of the Company’s common shares with an aggregate value equal to the participant’s full percentage share of the Value Created. For each measurement date, however, the number of the Company’s common shares awarded to a participant will be reduced by the number of the Company’s common shares previously earned by the participant as of prior measurement dates. This will keep the participants from benefiting more than once for increases in the shares price of the Company’s common shares that occurred during earlier measurement periods.

The Company’s common shares granted to a participant will then be subject to an additional time-based vesting period. During this period, the Company’s common shares will generally vest in 20% annual increments beginning on the date of grant and on each of the first four anniversaries of the date of grant.

The fair value of the VSEP grants was estimated on the date of grant using a Monte Carlo approach model based on the following assumptions:

Range
Risk-free interest rate	1.9%
Dividend yield	6.2%
Expected life	3.4 years
Expected volatility	88%

The following table reflects the activity for unvested VSEP awards for the year ended (in thousands):

	Awards	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	714	$11.35
Granted	1,442	14.16
Vested	(764)	13.09
Forfeited	(210)	12.94

Unvested at December 31, 2011	1,182	$13.34

As of December 31, 2011, $4.7 million of total unrecognized compensation costs was related to the two market-metric components associated with the awards granted under the VSEP and are expected to be recognized over the remaining five-year term, which includes the vesting period.

Stock-Based Compensation — Change in Control

In April 2009, the Otto Transaction was approved by the Company’s shareholders, resulting in a “potential change in control” under the Company’s equity-based award plans. In addition, in September 2009, as a result of the second closing in which the Otto Family acquired beneficial ownership of more than 20% of the Company’s outstanding common shares, a “change in control” was deemed to have occurred under the Company’s equity deferred compensation plans. In accordance with the equity-based award plans, all unvested stock options that were not subject to deferral elections became fully exercisable, all restrictions on unvested restricted shares lapsed, and, in accordance with the equity deferred compensation plans, all unvested deferred stock units vested and were no longer subject to forfeiture. As such, the Company recorded accelerated non-cash charges aggregating approximately $15.4 million for the year ended December 31, 2009, related to these equity awards. This charge is included in general and administrative expenses in the Company’s consolidated statement of operations.

401(k) Plan

The Company has a 401(k) defined contribution plan covering substantially all of the officers and employees of the Company that permits participants to defer up to a maximum of 50% of their compensation subject to statutory limits. The Company matches the participant’s contribution in an amount equal to 50% of the participant’s elective deferral for the plan year up to a maximum of 6% of a participant’s base salary plus annual cash bonus, not to exceed the sum of 3% of the participant’s base salary plus annual cash bonus. The Company’s plan allows for the Company to make additional discretionary contributions. No discretionary contributions have been made. Employees’ contributions are fully vested, and the Company’s matching contributions vest 20% per year over five years. The Company funds all matching contributions with cash. The Company’s contributions for each of the three years ended December 31, 2011, 2010 and 2009, were $1.1 million, $1.1 million and $1.0 million, respectively. The 401(k) plan is fully funded at December 31, 2011.

Elective Deferred Compensation Plan

The Company has a non-qualified elective deferred compensation plan (“Elective Deferred Compensation Plan”) for certain officers that permits participants to defer up to 100% of their base salaries and annual performance-based cash bonuses, less applicable taxes and benefits deductions. The Company provides a matching contribution to any participant who has contributed the maximum permitted under the 401(k) plan. This matching contribution is equal to the difference between (a) 3% of the sum of the participant’s base salary and annual performance-based bonus deferred under the 401(k) plan and the deferred compensation combined and (b) the actual employer matching contribution under the 401(k) plan. Deferred compensation related to an employee contribution is charged to expense and is fully vested. Deferred compensation related to the Company’s matching contribution is charged to expense and vests 20% per year. Once an employee has been with the Company five years, all matching contributions are fully vested. The Company’s contributions were $0.1 million for both of the years ended December 31, 2011 and 2010 (not material in 2009). At December 31, 2011 and 2010, deferred compensation under the Elective Deferred Compensation Plan aggregated approximately $2.7 and $2.8 million, respectively. The Elective Deferred Compensation Plan is fully funded at December 31, 2011.

Equity Deferred Compensation Plan

The Company maintains the DDR Corp. Equity Deferred Compensation Plan (the “Equity Deferred Compensation Plan”), a non-qualified compensation plan for certain officers and directors of the Company to defer the receipt of restricted shares. At December 31, 2011 and 2010, there were 0.4 million common shares of the Company in the Equity Deferred Compensation Plan valued at $4.9 million and $5.5 million, respectively. The Equity Deferred Compensation Plan was fully funded at December 31, 2011.

Vesting of restricted shares grants of approximately 0.1 million, 0.1 million and 0.2 million common shares in 2011, 2010 and 2009, respectively, was deferred through the Equity Deferred Compensation Plan. The Company recorded $1.4 million, $1.2 million and $6.7 million in 2011, 2010 and 2009, respectively, in equity as deferred compensation obligations for the vested restricted shares deferred into the Equity Deferred Compensation Plan.

In 2011 and 2010, certain officers elected to have their deferred compensation distributed, which resulted in a reduction of the deferred obligation of approximately $2.3 million and $5.5 million, respectively. In 2009, in accordance with the transition rules under Section 409A of the Internal Revenue Code and the change in control that occurred in September 2009, certain officers and directors elected to have their deferrals distributed, which resulted in a reduction of the deferred obligation and a corresponding increase in paid-in capital of approximately $2.8 million.

Directors’ Deferred Compensation Plan

In 2000, the Company established the Directors’ Deferred Compensation Plan (the “Directors Plan”), a non-qualified compensation plan for the directors of the Company to defer the receipt of quarterly compensation. At December 31, 2011 and 2010, there were 0.3 million common shares of the Company in the Directors Plan valued at $3.7 million in both years. The Directors Plan was fully funded at December 31, 2011.